CONVERTIBLE BONDS PAYABLE	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE BONDS PAYABLE
14.	CONVERTIBLE BONDS PAYABLE

Securities purchase agreement and related convertible note and warrants

On July 8 2020, the Company issued 12,356,061 shares of its common stock to Alto Opportunity Master Fund, SPC - Segregated Master Portfolio B and Hudson Bay Master Fund Ltd. (the “Buyers”) pursuant to a series of Exchange Agreements entered into with the Buyers. Each Buyer shall pay approximately $858.37 for each $1,000 of principal amount of Notes and related Warrants to be purchased by such Buyer at the Closing.

On October 15, 2020, the Company and Buyers agreed to exchange the Note in the original principal amount of $271,833.34 for the delivery of 382,058 shares of the Company’s Common Stock.

On October 30, 2020, the Company and Buyers agreed to exchange the Note in the original principal amount of $271,833.34 for the delivery of 388,556 shares of the Company’s Common Stock.

On November 30, 2020, the Company and Buyers agreed to exchange the Note in the original principal amount of $407,749.93 for the delivery of 602,025 shares of the Company’s Common Stock.

On December 31, 2020, the Company and Buyers agreed to exchange the Note in the original principal amount of $1,087,333.36 for the delivery of 1,605,396 shares of the Company’s Common Stock.

On December 22, 2020, the Company and Buyer agreed to exchange the Note in the original principal amount of $135,916.67 for the delivery of 184,545 shares of the Company’s Common Stock.

At December 31, 2020 and 2019, convertible debt consisted of the following:

	December 31,	December 31,
	2020	2019

Principal	$739,189	-
Unamortized discount	-	-
Convertible dete, net	$739,189	-

Warrants

On the same date, the Company closed a private placement of securities and issued Warrant to purchase 784,000 shares of Common Stock at an exercise price of $1.25 per share. Since these Warrants were issued with a Convertible Note, the proceeds of the Note were allocated to the instruments based on relative fair value as the warrants did not contain any features requiring liability treatment and therefore were classified as equity. The fair value of the warrants was estimated using the Black-Sholes valuation model with the following assumption.

Warrant activities for the year ended December 31, 2020 are summarized as follows:

	2020
Divident rate	-
Term (in years)	1.29	years
Volatility	98%
Risk – free interest rate	15%

Weighted
Average
	Averagate		Weighted	Remaining
	Intrinsic	Number of	Average	Contractual
	Value	Warrants	Exercise Price	Term(Years)
Balance Outstanding December 31, 2019	-	-	-	-
Granted	784,000	$1.25	1.29	-
Cancelled	-	-	-	-
Balance Outstanding December 31, 2020	784,000	$1.25	1.29	-